Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives - Ambulnz, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2008
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, Plant and Equipment	39 years
Office equipment and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, Plant and Equipment	3 years
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, Plant and Equipment	5-8 years
Medical Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, Plant and Equipment	5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Leasehold improvements	Shorter of useful life of asset or lease term	Shorter of useful life of asset or lease term